Share capital and additional paid in capital - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 USD ($)	Nov. 30, 2023 shares	May 31, 2023 shares
Disclosure of changes in combined capital and additional paid in capital
Subscription receivable on shares		¥ 4,696	¥ 4,696	$ 643
Registered direct offering | ADR
Disclosure of changes in combined capital and additional paid in capital
Class of warrants or rights number of securities covered by warrants or rights	2,380,950
Class A ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Shares Issued						35,000,000
Share issued		27,888,690	108,760,310
Class A ordinary shares [Member] | Private placement to institutional investors
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period	47,619,050
Class of warrants or rights number of securities covered by warrants or rights	47,619,050
Proceeds from the issuance of shares and warrants | ¥	¥ 34,100
Warrants exercisable period following date of issuance	6 months
Warrants expiry period	5 years
Class A ordinary shares [Member] | Institution Investor [Member]
Disclosure of changes in combined capital and additional paid in capital
Shares Issued					66,000,000